                                           Supplement dated March 2, 2010 to the
                                                       Variable Annuity Contract
                                                       Prospectuses listed below

METLIFE INSURANCE COMPANY OF CONNECTICUT

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract and variable life insurance policy prospectuses listed below. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract offers the Legg Mason Partners Variable Equity Trust--Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class II) (the "Portfolio") as an Underlying Fund. The information in the table below replaces the disclosure regarding the Portfolio in your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2009 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the Underlying Fund prospectus.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                          DISTRIBUTION                                        CONTRACTUAL FEE  NET TOTAL
                                             AND/OR                 ACQUIRED    TOTAL ANNUAL   WAIVER AND/OR     ANNUAL
                              MANAGEMENT    SERVICE       OTHER     FUND FEES     OPERATING       EXPENSE      OPERATING
UNDERLYING FUND:                 FEE      (12B-1) FEES  EXPENSES  AND EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES
----------------              ----------  ------------  --------  ------------  ------------  ---------------  ---------
LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST
   Legg Mason
      ClearBridge
      Variable
      Aggressive Growth
      Portfolio--Class II(1)     0.75%        0.25%       0.09%                     0.81%            --          1.09%

----------
(1)  Formerly, Legg Mason Partners Variable Aggressive Growth Portfolio.

                                       ***

                       PIONEER ANNUISTAR VARIABLE ANNUITY
                     PIONEER ANNUISTAR PLUS VARIABLE ANNUITY
                    PIONEER ANNUISTAR VALUE VARIABLE ANNUITY
                     PIONEER ANNUISTAR FLEX VARIABLE ANNUITY

                                                                      March 2010